Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets explanatory [text block]
The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as of April 1, 2023	Rs.	113,430	Rs.	105	Rs.	5,217	Rs.	118,752
Additions (1)		9,714		-		1,448		11,162
Effect of changes in foreign exchange rates		869		1		2		872
Balance as of March 31, 2024	Rs.	124,013	Rs.	106	Rs.	6,667	Rs.	130,786

Balance as of April 1, 2024	Rs.	124,013	Rs.	106	Rs.	6,667	Rs.	130,786
Additions (1)		9,081		-		908		9,989
Assets acquired through business combinations (2)		56,955		-		-		56,955
Disposals/De-recognitions		(380)		-		(7)		(387)
Effect of changes in foreign exchange rates		3,013		3		-		3,016
Balance as of March 31, 2025	Rs.	192,682	Rs.	109	Rs.	7,568	Rs.	200,359

Amortization/impairment loss
Balance as of April 1, 2023	Rs.	84,966	Rs.	105	Rs.	2,832	Rs.	87,903
Amortization for the year		4,864		-		401		5,265
Impairment loss, net (4)		(59)		-		18		(41)
Effect of changes in foreign exchange rates		705		1		2		708
Balance as of March 31, 2024	Rs.	90,476	Rs.	106	Rs.	3,253	Rs.	93,835

Balance as of April 1, 2024	Rs.	90,476	Rs.	106	Rs.	3,253	Rs.	93,835
Amortization for the year		6,146		-		407		6,553
Impairment loss, net (3)		1,689		-		-		1,689
Disposals/De-recognitions		(75)		-		-		(75)
Effect of changes in foreign exchange rates		1,544		3		7		1,554
Balance as of March 31, 2025	Rs.	99,780	Rs.	109	Rs.	3,667	Rs.	103,556

Net carrying value
As of March 31, 2023	Rs.	28,464	Rs.	-	Rs.	2,385	Rs.	30,849
As of March 31, 2024	Rs.	33,537	Rs.	-	Rs.	3,414	Rs.	36,951
As of March 31, 2025	Rs.	92,902	Rs.	-	Rs.	3,901	Rs.	96,803

(1)	Additions during the year ended March 31, 2025, primarily consists of:

•
Rs.5,025 (U.S.$58) pertaining to the upfront consideration paid and other additional milestone consideration pursuant to the acquisition of exclusive rights to commercialize daratumumab biosimilar HLX 15 in
the United States and
Europe from Shanghai Henlius Biotech, Inc. (“Henlius”). Under the terms of the agreement, Henlius will be responsible for development, manufacturing and commercial supply, and is eligible to receive consideration upon achievement of commercial milestones, bringing the total potential consideration (including upfront consideration and milestone payments) of up to
Rs.11,243 (U.S.$131.6). In addition, Henlius is eligible to receive royalties on annual net sales of the product upon commercialization.

•
Rs.1,764 (U.S.$ 20.70) paid as upfront consideration and additional milestone consideration for the acquisition of exclusive rights in the United States, and semi-exclusive rights in Europe and the United Kingdom, to commercialize AVT03 (denosumab), a biosimilar candidate to Prolia® and Xgeva®.

•	The acquisition of the rights to commercialize Helinorm, a food supplement product, in Russia and other countries, for a consideration of Rs.820 (RUB 970).

Additions during the year ended March 31, 2024, primarily consists of:

•
The acquisition of a generic prescription products portfolio in the United States from Mayne Pharma Group Limited, which includes consideration of Rs.7,395 (U.S.$90) attributable to product related intangibles. The portfolio consists of 44 commercial products, 42 approved non-marketed products and four pipeline products, including a number of generic products focused on women’s health. Approved high-value products include a hormonal vaginal ring, a birth control pill and a cardiovascular product.

•	The acquisition of rights to commercialize toripalimab in India and eight other countries from Shanghai Junshi Biosciences Co., Limited for a consideration of Rs.824 (U.S.$10).

(2)	Refer to Note 36 of these consolidated financial statements for details regarding assets acquired through business combinations during the year ended March 31, 2025.

Disclosure Of Detailed Information About Intangible Assets Under Development [Text Block]
Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2025		2024
Opening balance	Rs.	683	Rs.	663
Add: Additions during the year		85		206
Less: Capitalizations during the year		(70)		(192)
Less : Impairment		(43)		-
Effect of changes in foreign exchange rates		7		6
Closing balance	Rs.	662	Rs.	683

Description of significant separately acquired Intangible Assets [text block]
Details of significant acquired intangible assets as of March 31, 2025 are as follows:

Particulars of the asset	Acquired from	Carrying net book value
Consumer Healthcare Portfolio of Nicotine Replacement Therapy	Haleon UK Enterprises Limited	Rs.54,881
Select portfolio of branded generics business	Wockhardt Limited	10,945
daratamumab biosimilar HLX 15	Shanghai Henlius Biotechz,Inc	4,958
Cardiovascular brand Cidmus ® in India	Novartis AG	4,195
Portfolio of generic prescription products	Mayne Pharma Group Limited	3,527
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates	2,556